UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-03171

Value Line U.S. Government Securities Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)


220 East 42nd Street, New York, N.Y. 10017
--------------------------------------------------------------------------------
(Address of principal executive offices) (Zip Code)

Registrant's telephone number, including area code: 212-907-1500

Date of fiscal year end: August 31, 2006

Date of reporting period: February 28, 2006

Item I. Reports to Stockholders.


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                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                               February 28, 2006
--------------------------------------------------------------------------------





                                   Value Line
                                      U.S.
                                   Government
                                   Securities
                                   Fund, Inc.







                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                    No-Loan
                                     Mutual
                                     Funds

Value Line U.S. Government Securities Fund, Inc.

                                               To Our Value Line U.S. Government
--------------------------------------------------------------------------------

To Our Shareholders:

During the last six-month period, the U.S. economy remained healthy and equity markets gained ground.

However, for bond investors the period was not as sanguine as interest rates rose and bond prices fell. Due to strong economic growth and climbing energy and commodity prices, bond investors worried about a rise in inflation, causing weakness among fixed income securities.

In order to keep inflation under control, The Federal Reserve Board continued its tight monetary policy raising interest rates 100 basis points. The Federal Funds rate controlled by the Federal Reserve increased from 3.50% to 4.50%.

All fixed income securities lost ground, but short-term securities fell more significantly than longer maturities. By the end of the period, the 10-year Treasury note was actually yielding less, 4.55%, than the 4.67% yield of the 2-year Treasury note. This occurrence, known as an "inverted yield curve" has been, at times in the past, a harbinger of slow economic growth. However, its credibility as a forecaster for the present economic environment is being questioned by economists and strategists, and presently the economic data do not point to such a slowdown.

During this period of bond weakness, your Fund struggled. Despite price declines in the portfolio, the Fund did manage to nearly break even for the period with a return of -.28%. This compares to the -0.17% return of the Fund's benchmark, the Lehman Brothers Intermediate U.S. Government Bond Index(1). The income generated from the Fund's securities was nearly enough to offset the price declines of its securities.

Looking ahead, with economic growth continuing on a solid path, and the Federal Reserve not yet ready to end its interest rate hikes, we remain cautious. With the yields on short-term maturities greater or the same as longer-term maturities, and their price risk less, they represent attractive opportunities.

We will, selectively, concentrate our purchases among shorter 2-5 year maturities until it appears that economic growth is moderating, inflation is under control and the Federal Reserve Board is nearing the end of its restrictive monetary policy.

As always, your confidence in Value Line is appreciated and we look forward to serving your future investment needs.

                                Sincerely,

                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                Chairman and President

March 27, 2006

--------------------------------------------------------------------------------
(1) The Lehman Brothers Intermediate U.S. Government Bond Index represents the intermediate maturities (1-10 years) of the U.S. Treasury and U.S. Agency segment of the fixed-income market. The returns for the Index do not reflect charges, expenses, or taxes, and it is not possible to directly invest in this Index


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2

                                Value Line U.S. Government Securities Fund, Inc.

Securities Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

The business expansion appears to have picked up noticeably during the first quarter of this year, following a disappointingly weak close to 2005. The current improvement suggests that the nation's gross domestic product rose by an estimated 4%, or so, in the opening quarter. Going forward, we would expect some renewed moderation in growth, with GDP increases likely averaging closer to 3% for the balance of the year. Our forecast assumes that oil prices will stabilize in the range of $55-$65 a barrel, that there will be no supply interruptions from any deterioration on the global scene, and that interest rates will be comparatively stable.

Helping to sustain this healthy economic improvement are likely to be solid levels of activity in the manufacturing and capital goods sectors and further selective gains in retailing. Such economic growth is likely to be accompanied by slower demand for housing. A severe housing pullback does not seem likely at this point, given the expected relatively stable level of long-term interest rates. Our forecast also assumes that inflation will remain fairly stable at benign levels.

Moderating gross domestic product growth and accompanying modest level of inflation would have positive ramifications for the stock markets. That's because this combination would logically allow the Federal Reserve to bring its cycle of monetary tightening to a close by the middle of this year, or before its series of interest-rate hikes brings about a premature end to the long business expansion.


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                                                                               3

Value Line U.S. Government Securities Fund, Inc.

--------------------------------------------------------------------------------

FUND EXPENSES (unaudited):

Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2005 through February 28, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included your costs would have been higher.

                                                                                       Expenses*
                                                                                      paid during
                                                        Beginning        Ending         period
                                                         account         account        9/1/05
                                                          value           value          thru
                                                         9/1/05          2/28/06        2/28/06
                                                     --------------   ------------   ------------
Actual ...........................................     $ 1,000.00     $   997.20        $ 5.15
Hypothetical (5% return before expenses) .........     $ 1,000.00     $ 1,019.64        $ 5.21

--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.04% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half period.


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4

                                Value Line U.S. Government Securities Fund, Inc.

Portfolio Highlights at February 28, 2006 (unaudited)
--------------------------------------------------------------------------------

Ten Largest Holdings

                                                                             Principal                     Percentage of
Issue                                                                         Amount            Value       Net Assets
-----------------------------------------------------------------------   --------------   -------------- --------------
Federal National Mortgage Association, 6.45%, 4/1/08 ..................    $10,000,000      $10,059,380         9.7%
Federal Home Loan Bank, 7.45%, 2/3/20 .................................      3,000,000        3,764,550         3.6%
Federal Farm Credit Bank, 5.70%, 7/3/17 ...............................      3,000,000        3,146,649         3.0%
Private Export Funding Corporation Series J, 7.65%, 5/15/06 ...........      3,000,000        3,016,869         2.9%
Federal Home Loan Bank, 4.43%, 4/7/08 .................................      3,000,000        2,973,234         2.9%
UBS Securities, LLC, Repurchase Agreement, 4.49%, 3/1/06 ..............      2,700,000        2,700,000         2.6%
Morgan Stanley & Co., Repurchase Agreement, 4.47%, 3/1/06 .............      2,600,000        2,600,000         2.5%
Federal Home Loan Mortgage Corporation Gold PC, 6.00%, 3/1/33 .........      2,065,411        2,089,858         2.0%
Federal Farm Credit Bank, 6.03%, 5/7/08 ...............................      2,000,000        2,046,974         2.0%
U.S. Treasury Notes, 4.00%, 11/15/12 ..................................      2,000,000        1,930,782         1.9%

--------------------------------------------------------------------------------
Asset Allocation -- Percentage of Net Assets

[THE FOLLOWING WAS DEPICTED BY A PIE CHART IN THE PRINTED MATERIAL]

U.S.Government Agency Obligations                       87.0%
U.S. Treasury Obligations                                6.8%
Short-Term, Cash & Other                                 6.2%


--------------------------------------------------------------------------------
Coupon Distribution

                                                                    % of Fund's
                                                                    investments
--------------------------------------------------------------------------------

Less than 4%                                                            5.8
4-4.99%                                                                33.1
5-5.99%                                                                26.8
6-6.99%                                                                24.0
7-7.99%                                                                10.3


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                                                                               5

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Principal                                                          Maturity
    Amount                                               Rate          Date          Value
---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (6.8%)
 $ 1,000,000    U.S. Treasury Notes ...............   3.25 %         1/15/09      $   962,852
   1,000,000    U.S. Treasury Notes ...............   4.00           3/15/10          976,680
   2,000,000    U.S. Treasury Notes ...............   4.00          11/15/12        1,930,782
   1,030,810    U.S. Treasury Notes* ..............   1.63           1/15/15        1,000,490
   1,000,000    U.S. Treasury Notes ...............   4.50          11/15/15          993,126
   1,000,000    U.S. Treasury Notes ...............   6.13          11/15/27        1,195,860
 -----------                                                                      -----------
   7,030,810    TOTAL U.S. TREASURY OBLIGATIONS
 -----------      (Cost $7,148,514) ...............                                 7,059,790
                                                                                  -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (87.0%)
                FEDERAL FARM CREDIT BANK (8.0%)
   2,000,000    Federal Farm Credit Bank ..........   6.03            5/7/08        2,046,974
   1,000,000    Federal Farm Credit Bank ..........   6.82           3/16/09        1,053,396
   1,000,000    Federal Farm Credit Bank ..........   4.85          10/25/12          999,251
   1,000,000    Federal Farm Credit Bank ..........   5.30           6/22/15          985,734
   3,000,000    Federal Farm Credit Bank ..........   5.70            7/3/17        3,146,649
 -----------                                                                      -----------
   8,000,000    TOTAL FEDERAL FARM CREDIT BANK
 -----------      (Cost $8,280,184) ...............                                 8,232,004
                                                                                  -----------
                FEDERAL HOME LOAN BANK (17.1%)
   1,000,000    Federal Home Loan Bank ............   2.85           2/13/07          980,846
     500,000    Federal Home Loan Bank ............   4.88           5/15/07          499,689
     500,000    Federal Home Loan Bank ............   3.50          11/15/07          488,715
   1,000,000    Federal Home Loan Bank ............   4.00           3/10/08          983,276
   3,000,000    Federal Home Loan Bank ............   4.43            4/7/08        2,973,234
   1,000,000    Federal Home Loan Bank ............   6.01           4/22/08        1,022,626
   1,000,000    Federal Home Loan Bank ............   4.25           5/16/08          986,807
   1,000,000    Federal Home Loan Bank ............   4.10           6/13/08          983,097
   1,000,000    Federal Home Loan Bank ............   5.00           8/15/08          997,120
   1,000,000    Federal Home Loan Bank ............   5.25          11/14/08        1,007,698
   1,000,000    Federal Home Loan Bank ............   6.21            6/2/09        1,040,523
   1,000,000    Federal Home Loan Bank ............   4.38           3/17/10          981,449
   1,000,000    Federal Home Loan Bank ............   4.38           9/17/10          980,394
   3,000,000    Federal Home Loan Bank ............   7.45            2/3/20        3,764,550
 -----------                                                                      -----------
  17,000,000    TOTAL FEDERAL HOME LOAN BANK
 -----------      (Cost $17,565,387) ..............                                17,690,024
                                                                                  -----------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

                                Value Line U.S. Government Securities Fund, Inc.

                                                               February 28, 2006
--------------------------------------------------------------------------------

   Principal                                                                       Maturity
    Amount                                                              Rate         Date          Value
----------------------------------------------------------------------------------------------------------
                 FEDERAL HOME LOAN MORTGAGE CORPORATION (21.6%)
 $ 1,000,000     Federal Home Loan Mortgage Corporation ..........       4.26%      7/19/07     $  991,218
   1,000,000     Federal Home Loan Mortgage Corporation ..........       3.25       11/2/07        970,735
     887,552     Federal Home Loan Mortgage Corporation
                   Gold PC Pool #M90840 ..........................       3.00        9/1/08        845,023
   1,000,000     Federal Home Loan Mortgage Corporation ..........       4.25       7/15/09        979,438
   1,000,000     Federal Home Loan Mortgage Corporation ..........       4.00      12/15/09        970,061
   1,000,000     Federal Home Loan Mortgage Corporation ..........       4.13       7/12/10        969,641
   1,500,000     Federal Home Loan Mortgage Corporation ..........       5.50       9/15/11      1,542,000
   1,000,000     Federal Home Loan Mortgage Corporation ..........       4.50       5/14/12        965,161
   1,000,000     Federal Home Loan Mortgage Corporation ..........       4.75        5/6/13        964,011
   1,000,000     Federal Home Loan Mortgage Corporation ..........       4.50       1/15/15        973,113
     893,496     Federal Home Loan Mortgage Corporation
                   REMIC Trust Series 2849 Class VA ..............       5.00       8/15/15        880,884
      29,594     Federal Home Loan Mortgage Corporation
                   Gold PC Pool #E92226 ..........................       5.00       11/1/17         29,274
     490,180     Federal Home Loan Mortgage Corporation
                   Gold PC Pool #E93499 ..........................       5.00       12/1/17        484,885
      33,467     Federal Home Loan Mortgage Corporation
                   Gold PC Pool #E92829 ..........................       5.00       12/1/17         33,105
      73,457     Federal Home Loan Mortgage Corporation
                   Gold PC Pool #B17398 ..........................       4.50       12/1/19         71,232
     517,285     Federal Home Loan Mortgage Corporation
                   Gold PC Pool #G18044 ..........................       4.50        3/1/20        501,137
     324,117     Federal Home Loan Mortgage Corporation
                   Gold PC Pool #B18034 ..........................       4.50        4/1/20        313,999
      75,276     Federal Home Loan Mortgage Corporation
                   Gold PC Pool #J00118 ..........................       5.00       10/1/20         74,331
     905,378     Federal Home Loan Mortgage Corporation
                   Gold PC Pool #J00139 ..........................       5.00       10/1/20        894,006
   1,000,000     Federal Home Loan Mortgage Corporation
                   REMIC Trust Series 2937 Class JC ..............       5.00       9/15/22        996,689
     741,578     Federal Home Loan Mortgage Corporation
                   Gold PC Pool #C90684 ..........................       4.50        5/1/23        711,857
   1,000,000     Federal Home Loan Mortgage Corporation ..........       6.75       3/15/31      1,262,628
     715,003     Federal Home Loan Mortgage Corporation
                   REMIC Trust Series 2645 Class NA ..............       3.50       9/15/31        670,217
     554,865     Federal Home Loan Mortgage Corporation
                   REMIC Trust Series 2594 Class OR ..............       4.25       6/15/32        532,048
   2,065,411     Federal Home Loan Mortgage Corporation
                   Gold PC Pool #C77717 ..........................       6.00        3/1/33      2,089,858


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)
--------------------------------------------------------------------------------

  Principal                                                                                    Maturity
    Amount                                                                          Rate         Date          Value
-----------------------------------------------------------------------------------------------------------------------
 $ 1,156,477    Federal Home Loan Mortgage Corporation
                  Gold PC Pool #A29526 .......................................       5.00%       1/1/35     $ 1,121,289
     617,024    Federal Home Loan Mortgage Corporation
                  Gold PC Pool #A29633 .......................................       5.00        1/1/35         598,250
     881,349    Federal Home Loan Mortgage Corporation Pool #783022 ..........       4.45        2/1/35         861,654
 -----------                                                                                                -----------
  22,461,509    TOTAL FEDERAL HOME LOAN MORTGAGE
 -----------      CORPORATION (Cost $22,712,243) .............................                               22,297,744
                                                                                                            -----------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION (34.8%)
   1,533,579    Federal National Mortgage Association Pool #313032 ...........       7.04        7/1/06       1,531,104
   1,000,000    Federal National Mortgage Association ........................       4.75        1/2/07         998,025
   1,000,000    Federal National Mortgage Association ........................       4.10       6/14/07         989,785
  10,000,000    Federal National Mortgage Association ........................       6.45        4/1/08      10,059,380
      63,978    Federal National Mortgage Association Pool #254243 ...........       6.00        2/1/09          64,106
     145,340    Federal National Mortgage Association Pool #254273 ...........       5.00        3/1/09         144,730
     643,723    Federal National Mortgage Association Pool #254956 ...........       4.00       11/1/10         622,558
     400,907    Federal National Mortgage Association Pool #255325 ...........       4.50        7/1/11         392,497
   1,000,000    Federal National Mortgage Association ........................       5.00       4/16/15         978,378
     199,904    Federal National Mortgage Association Pool #511823 ...........       5.50        5/1/16         201,069
     151,784    Federal National Mortgage Association Pool #615289 ...........       5.50       12/1/16         152,668
     401,050    Federal National Mortgage Association Pool #622373 ...........       5.50       12/1/16         403,386
     187,020    Federal National Mortgage Association Pool #631328 ...........       5.50        2/1/17         188,077
     304,732    Federal National Mortgage Association Pool #623503 ...........       6.00        2/1/17         310,852
      29,628    Federal National Mortgage Association Pool #643277 ...........       5.50        4/1/17          29,795
      25,991    Federal National Mortgage Association Pool #638247 ...........       5.50        5/1/17          26,138
     839,280    Federal National Mortgage Association
                  REMIC Trust Series 2892 Class DC ...........................       4.50      12/15/17         818,345
     502,265    Federal National Mortgage Association Pool #254684 ...........       5.00        3/1/18         496,687
     155,312    Federal National Mortgage Association Pool #685183 ...........       5.00        3/1/18         153,587
     630,130    Federal National Mortgage Association Pool #695828 ...........       5.00        4/1/18         623,132
     177,854    Federal National Mortgage Association Pool #703936 ...........       5.00        5/1/18         175,879
     782,679    Federal National Mortgage Association Pool #703617 ...........       5.00        7/1/18         773,986
     768,933    Federal National Mortgage Association Pool #790984 ...........       5.00        7/1/19         759,667
     830,907    Federal National Mortgage Association Pool #786915 ...........       5.00        8/1/19         820,894
     982,430    Federal National Mortgage Association Pool #844207 ...........       5.00       11/1/20         970,033
     557,055    Federal National Mortgage Association
                  REMIC Trust Series 2003-28 Class KA ........................       4.25       3/25/22         528,065
     508,212    Federal National Mortgage Association
                  REMIC Trust Series 2003-38 Class TC ........................       5.00       3/25/23         500,688
     270,747    Federal National Mortgage Association Pool #412682 ...........       6.00        3/1/28         274,046
      67,535    Federal National Mortgage Association Pool #424691 ...........       6.50        4/1/28          69,481
     193,665    Federal National Mortgage Association Pool #425239 ...........       6.50        4/1/28         199,246
   1,000,000    Federal National Mortgage Association ........................       7.25       5/15/30       1,319,702


See Notes to Financial Statements.
--------------------------------------------------------------------------------
8

                                Value Line U.S. Government Securities Fund, Inc.

                                                               February 28, 2006
--------------------------------------------------------------------------------

  Principal                                                                                      Maturity
    Amount                                                                            Rate         Date          Value
-------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000    Federal National Mortgage Association ..........................       6.63%     11/15/30     $ 1,239,664
       1,749    Federal National Mortgage Association Pool #568625 .............       7.50        1/1/31           1,832
     155,395    Federal National Mortgage Association Pool #571090 .............       7.50        1/1/31         162,781
       1,949    Federal National Mortgage Association Pool #573935 .............       7.50        3/1/31           2,041
      69,740    Federal National Mortgage Association Pool #629297 .............       6.50        2/1/32          71,602
     618,443    Federal National Mortgage Association Pool #626440 .............       7.50        2/1/32         647,535
      94,995    Federal National Mortgage Association Pool #634996 .............       6.50        5/1/32          97,489
     121,420    Federal National Mortgage Association Pool #254383 .............       7.50        6/1/32         127,132
     430,669    Federal National Mortgage Association Pool #254476 .............       5.50        9/1/32         427,708
      12,669    Federal National Mortgage Association Pool #688539 .............       5.50        3/1/33          12,584
     591,876    Federal National Mortgage Association Pool #650386 .............       5.00        7/1/33         577,351
     613,340    Federal National Mortgage Association Pool #726889 .............       5.50        7/1/33         609,188
     662,563    Federal National Mortgage Association Pool #759028 .............       5.50        1/1/34         658,077
     319,577    Federal National Mortgage Association Pool #761913 .............       5.50        2/1/34         317,143
     332,807    Federal National Mortgage Association Pool #763393 .............       5.50        2/1/34         330,554
     309,949    Federal National Mortgage Association Pool #769862 .............       5.50        2/1/34         307,588
      34,603    Federal National Mortgage Association Pool #769682 .............       5.00        3/1/34          33,698
      27,067    Federal National Mortgage Association Pool #778141 .............       5.00        5/1/34          26,359
     487,332    Federal National Mortgage Association Pool #773586 .............       5.50        6/1/34         483,620
     632,184    Federal National Mortgage Association Pool #255311 .............       6.00        7/1/34         638,465
      33,631    Federal National Mortgage Association Pool #258149 .............       5.50        9/1/34          33,374
       6,076    Federal National Mortgage Association Pool #789150 .............       5.00       10/1/34           5,917
     801,806    Federal National Mortgage Association Pool #255496 .............       5.00       11/1/34         780,829
      90,844    Federal National Mortgage Association Pool #797154 .............       5.50       11/1/34          90,152
     192,096    Federal National Mortgage Association Pool #801063 .............       5.50       11/1/34         190,633
     343,226    Federal National Mortgage Association Pool #803675 .............       5.50       12/1/34         340,612
     458,148    Federal National Mortgage Association Pool #804683 .............       5.50       12/1/34         454,659
     880,855    Federal National Mortgage Association Pool #815813 .............       4.60        2/1/35         862,288
      64,088    Federal National Mortgage Association Pool #255580 .............       5.50        2/1/35          63,600
     851,179    Federal National Mortgage Association Pool #735224 .............       5.50        2/1/35         845,416
 -----------                                                                                                  -----------
  35,594,916    TOTAL FEDERAL NATIONAL MORTGAGE
 -----------      ASSOCIATION (Cost $36,034,638) ...............................                               36,015,877
                                                                                                              -----------
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.6%)
     287,253    Government National Mortgage Association Pool #003645 ..........       4.50      12/20/19         281,077
      17,115    Government National Mortgage Association Pool #541349 ..........       6.00       4/15/31          17,483
      32,223    Government National Mortgage Association Pool #557681 ..........       6.00       8/15/31          32,916
     245,195    Government National Mortgage Association Pool #548880 ..........       6.00      12/15/31         250,469
     161,938    Government National Mortgage Association Pool #551762 ..........       6.00       4/15/32         165,457
      68,361    Government National Mortgage Association Pool #582415 ..........       6.00      11/15/32          69,846
     383,762    Government National Mortgage Association Pool #604485 ..........       6.00       7/15/33         392,085
     245,525    Government National Mortgage Association Pool #622603 ..........       6.00      11/15/33         250,850


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line U.S. Government Securities Fund, Inc.

Schedule of Investments (unaudited)                            February 28, 2006
--------------------------------------------------------------------------------

  Principal                                                                                      Maturity
    Amount                                                                            Rate         Date            Value
----------------------------------------------------------------------------------------------------------------------------
 $    12,034    Government National Mortgage Association Pool #429786 ..........   6.00%         12/15/33      $      12,295
     555,269    Government National Mortgage Association Pool #605025 ..........   6.00           2/15/34            566,737
      14,351    Government National Mortgage Association Pool #626480 ..........   6.00           2/15/34             14,648
     150,087    Government National Mortgage Association Pool #610944 ..........   5.50           4/15/34            150,575
     167,025    Government National Mortgage Association Pool #605245 ..........   5.50           6/15/34            167,568
     347,563    Government National Mortgage Association Pool #583008 ..........   5.50           6/15/34            348,694
 -----------                                                                                                   -------------
   2,687,701    TOTAL GOVERNMENT NATIONAL MORTGAGE
 -----------      ASSOCIATION (Cost $2,726,832) ................................                                   2,720,700
                                                                                                               -------------
                PRIVATE EXPORT FUNDING CORPORATION (2.9%)
   3,000,000    Private Export Funding Corporation Series J ....................   7.65           5/15/06          3,016,869
 -----------                                                                                                   -------------
   3,000,000    TOTAL PRIVATE EXPORT FUNDING
 -----------      CORPORATION (Cost $3,000,000) ................................                                   3,016,869
                                                                                                               -------------
  88,744,126    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 -----------      (Cost $90,319,284) ...........................................                                  89,973,218
                                                                                                               -------------
  95,774,936    TOTAL INVESTMENT SECURITIES (93.8%)
 -----------      (Cost $97,467,798) ...........................................                                  97,033,008
                                                                                                               -------------
REPURCHASE AGREEMENTS (5.1%)
   2,600,000    With Morgan Stanley & Co., 4.47%, dated 2/28/06, due 3/1/06, delivery value
 -----------      $2,600,323 (collateralized by $2,565,000 U.S. Treasury Notes 5.625%,
                  due 5/15/08 with a value of $2,657,749) ..............................................           2,600,000
   2,700,000    With UBS Securities, LLC, 4.49%, dated 2/28/06, due 3/1/06, delivery value
 -----------      $2,700,337 (collateralized by $2,527,000 U.S. Treasury Notes 5.25%,
                  due 11/15/28, with a value of $2,768,431) ............................................           2,700,000
                                                                                                               -------------
   5,300,000    TOTAL REPURCHASE AGREEMENTS
 -----------    (Cost $5,300,000) ......................................................................           5,300,000
                                                                                                               -------------
                CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.1%) ..................................           1,085,031
                                                                                                               -------------
                NET ASSETS (100.0%) ....................................................................       $ 103,418,039
                                                                                                               =============
                NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER
                  OUTSTANDING SHARE ($103,418,039 [divided by] 9,053,300 shares outstanding) ...........       $       11.42
                                                                                                               =============

* Treasury Inflation Protected Security (TIPS).


See Notes to Financial Statements.
--------------------------------------------------------------------------------
10

                                Value Line U.S. Government Securities Fund, Inc.

Statement of Assets and Liabilities
at February 28, 2006 (unaudited)
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
   (Cost -- $97,467,798) ......................................    $ 97,033,008
Repurchase agreements
   (Cost -- $5,300,000) .......................................       5,300,000
Cash ..........................................................         116,586
Interest receivable ...........................................       1,153,324
Receivable for capital shares sold ............................          21,123
                                                                   ------------
     Total Assets .............................................     103,624,041
                                                                   ------------
Liabilities:
Payable for capital shares repurchased ........................          60,819
Accrued expenses:
   Advisory fee ...............................................          39,658
   Service and distribution plan fees .........................          19,829
   Directors' fees ............................................           5,316
   Dividends Payable ..........................................           7,598
   Other ......................................................          72,782
                                                                   ------------
     Total Liabilities                                                  206,002
                                                                   ------------
Net Assets ....................................................    $103,418,039
                                                                   ============
Net assets consist of:
Capital stock, at $1 par value
   (authorized 100,000,000, outstanding
   9,053,300 shares) ..........................................    $  9,053,300
Additional paid-in capital ....................................      96,556,107
Undistributed net investment income ...........................         551,057
Accumulated net realized loss on investments                         (2,307,635)
Net unrealized depreciation of investments ....................        (434,790)
                                                                   ------------
Net Assets ....................................................    $103,418,039
                                                                   ============
Net Asset Value, Offering and Redemption
   Price per Outstanding Share
   ($103,418,039 [divided by] 9,053,300
   shares outstanding) ........................................    $      11.42
                                                                   ============

Statement of Operations for the
Six Months Ended February 28, 2006 (unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest .........................................................   $2,571,259
                                                                     ----------
Expenses:
Advisory fee .....................................................      265,992
Service and distribution plan fees ...............................      132,996
Transfer agent fees ..............................................       38,680
Auditing and legal fees ..........................................       31,241
Custodian fees ...................................................       19,048
Printing .........................................................       18,348
Registration and filing fees .....................................       11,157
Directors' fees and expenses .....................................       10,612
Postage ..........................................................        9,421
Insurance ........................................................        8,183
Telephone ........................................................        5,951
Other ............................................................        1,118
                                                                     ----------
   Total Expenses Before Custody Credits .........................      552,747
   Less: Custody Credits .........................................       (1,444)
                                                                     ----------
   Net Expenses ..................................................      551,303
                                                                     ----------
Net Investment Income ............................................    2,019,956
                                                                     ----------
Net Realized and Unrealized Gain (Loss)
   on Investments:
   Net Realized Gain (Loss) ......................................      (95,651)
   Change in Net Unrealized Appreciation
     (Depreciation) ..............................................   (2,218,007)
                                                                     ----------
Net Realized Gain (Loss) and Change
   in Net Unrealized Appreciation
   (Depreciation) on Investments .................................   (2,313,658)
                                                                     ----------
   Net Decrease in Net Assets
     from Operations .............................................   $ (293,702)
                                                                     ==========


See Notes to Financial Statements.
--------------------------------------------------------------------------------

Value Line U.S. Government Securities Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended February 28, 2006 (unaudited) and for the Year Ended August 31, 2005
-----------------------------------------------------------------------------------------------------

                                                                    Six Months Ended     Year Ended
                                                                   February 28, 2006     August 31,
                                                                      (unaudited)           2005
                                                                  -----------------------------------
Operations:
 Net investment income ........................................      $  2,019,956      $   4,170,837
 Net realized gain (loss) on investments ......................           (95,651)         1,193,238
 Net change in unrealized (depreciation) on investments .......        (2,218,007)        (2,205,458)
                                                                  -----------------------------------
 Net increase (decrease) in net assets from operations ........          (293,702)         3,158,617
                                                                  -----------------------------------
Distributions to Shareholders:
 Net investment income ........................................        (2,661,075)        (4,535,933)
                                                                  -----------------------------------
Capital Share Transactions:
 Proceeds from sale of shares .................................         1,546,454          5,655,477
 Proceeds from reinvestment of distributions to shareholders ..         2,294,548          3,874,153
 Cost of shares repurchased ...................................        (9,608,009)       (17,456,421)
                                                                  -----------------------------------
 Net decrease from capital share transactions .................        (5,767,007)        (7,926,791)
                                                                  -----------------------------------
Total Decrease in Net Assets ..................................        (8,721,784)        (9,304,107)
Net Assets:
 Beginning of period ..........................................       112,139,823        121,443,930
                                                                  -----------------------------------
 End of period ................................................      $103,418,039      $ 112,139,823
                                                                  ===================================
Undistributed Net Investment Income, at End of Period .........      $    551,057      $   1,192,176
                                                                  ===================================


See Notes to Financial Statements.
--------------------------------------------------------------------------------
12

                                Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (unaudited)                      February 28, 2006
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Value Line U.S. Government Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is to obtain maximum income without undue risk to principal. Capital preservation and possible capital appreciation are secondary objectives.

The following significant accounting principles are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: Where market quotations are readily available, portfolio securities are valued at the midpoint between the latest available and representative asked and bid prices on the basis of valuations provided by dealers in such securities. Some of the general factors which may be considered by the dealers in arriving at such valuations include the fundamental analytic data relating to the security and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of values may involve subjective judgment, as the actual market value of a particular security can be established only by negotiation between the parties in a sales transaction. If a security is not priced in this manner, the Fund utilizes an independent pricing service (the "Service") approved by the Board of Directors. The values for other portfolio securities are determined on the valuation date by reference to valuations obtained from the Service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. The Service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Other assets and securities for which market valuations are not readily available will be valued at fair value as the Board of Directors may determine in good faith.

(B) Repurchase Agreements: In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(D) Security Transactions and Related Income: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities transactions are determined using the identified cost method. Interest income, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis.

The Fund may invest in Treasury Inflation-Protection Securities (TIPS). The principal value and interest payout


--------------------------------------------------------------------------------

Value Line U.S. Government Securities Fund, Inc.

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

of TIPS are periodically adjusted according to the rate of inflation based on the Consumer Price Index. The adjustments for interest income due to the inflation are reflected in interest income in the Statement of Operations.

(E) Representations and Indemnifications: In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Capital Share Transactions and Dividends to Shareholders

Transactions in capital stock were as follows:

                                                   Six Months
                                                      Ended             Year
                                                  February 28,         Ended
                                                      2006           August 31,
                                                   (unaudited)          2005
                                                 ------------------------------
Shares sold ...................................      134,982          482,186
Shares issued in reinvestment
   of dividends ...............................      200,802          332,235
Shares repurchased ............................     (837,946)      (1,487,920)
                                                 ------------------------------
Net decrease ..................................     (502,162)        (673,499)
                                                 ==============================

Dividends and distributions to shareholders are recorded on the ex-dividend date.

3. Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                                               Six Months
                                                                  Ended
                                                              February 28,
                                                                  2006
                                                              (unaudited)
                                                              ------------
Purchases:
   U.S. Treasury Obligations ..............................   $  2,949,844
   U.S. Government Agency
      Obligations .........................................      4,987,577
                                                              ------------
                                                              $  7,937,421
                                                              ============
   U.S. Government Agency
   U.S. Treasury Obligations ..............................   $  4,394,766
   U.S. Government Agency
      Obligations .........................................      6,059,449
                                                              ------------
                                                              $ 10,454,215
                                                              ============

4. Income Taxes (unaudited)

At February 28, 2006, information on the tax basis of investments is follows:

Cost of investments for tax purposes ......................   $102,767,798
                                                              ------------
Gross tax unrealized appreciation .........................   $  1,167,728
Gross tax unrealized depreciation .........................     (1,602,518)
                                                              ------------
Net tax unrealized depreciation on
   investments ............................................   $   (434,790)
                                                              ============
Capital loss carryforward, expires
   August 31, 2008 ........................................   $  2,132,091
Capital loss carryforward, expires
   August 31, 2012 ........................................         11,348
                                                              ------------
Capital loss carryforward, at
   February 28, 2006 ......................................   $  2,143,439
                                                              ============


--------------------------------------------------------------------------------
14

                                Value Line U.S. Government Securities Fund, Inc.

                                                               February 28, 2006
--------------------------------------------------------------------------------

During the year ended August 31, 2005, as permitted under federal income tax regulations, the Fund elected to defer $31,996 of post-October net capital losses to the next taxable year.

To the extent that current or future capital gains are offset by capital losses, the Fund does not anticipate distributing any such gains to shareholders.

5. Investment Advisory Fees, Service and Distribution Fees and Transactions With Affiliates

An advisory fee of $265,992 was paid or payable to Value Line, Inc., the Fund's investment adviser ("Adviser"), for the six months ended February 28, 2006. This was computed at the rate of 1/2 of 1% of the Fund's average daily net assets during the year and was paid monthly.

The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Advisor also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan compensates Value Line Securities, Inc., a wholly-owned subsidiary of the Adviser (the "Distributor"), for advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $132,996 were paid or payable to the Distributor under this Plan for the six months ended February 28, 2006.

For the six months ended February 28, 2006 the Fund's expenses were reduced by $1,444 under a custody credit arrangement with the Custodian.

Certain officers and directors of the Adviser and the Distributor are also officers and directors of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan at February 28, 2006 owned 126,617 shares of the Fund's capital stock, representing 1.40% of the outstanding shares. In addition, certain officers and directors of the Fund owned 805 shares, representing less than 1% of the outstanding shares.


--------------------------------------------------------------------------------

Value Line U.S. Government Securities Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                  Six Months
                                                    Ended
                                               February 28, 2006                         Years Ended August 31,
                                                  (unaudited)          2005        2004          2003         2002           2001
                                               -------------------------------------------------------------------------------------
Net Asset Value, beginning of period .........    $     11.74       $   11.87   $   11.84     $   12.00    $    11.51     $   10.87
                                               -------------------------------------------- ------------- --------------------------
Income (loss) from
 Investment Operations:
 Net investment income .......................            .22             .52         .41           .44           .50           .58
 Net gains or losses on securities
  (both realized and unrealized) .............           (.25)           (.19)        .03          (.15)          .49           .67
                                               -------------------------------------------------------------------------------------
 Total income from
  investment operations ......................           (.03)            .33         .44           .29           .99          1.25
                                               -------------------------------------------------------------------------------------
Less Dividends and Distributions:
 Dividends from net
  investment income ..........................           (.29)           (.46)       (.41)         (.45)         (.50)         (.61)
 Distributions from net realized gains .......             --              --          --            --            --            --
                                               -------------------------------------------------------------------------------------
 Total distributions .........................           (.29)           (.46)       (.41)         (.45)         (.50)         (.61)
                                               -------------------------------------------------------------------------------------
Net Asset Value, end of period ...............    $     11.42       $   11.74   $   11.87     $   11.84    $    12.00     $   11.51
                                               =====================================================================================
Total return .................................          (0.28)%(3)       2.86%       3.79%         2.35%         8.84%        11.82%
                                               =====================================================================================
Ratios/Supplemental Data:
Net assets, end of period (in thousands) .....    $   103,418       $ 112,140   $ 121,444     $ 144,264    $  155,659     $ 150,593
Ratio of operating expenses to average net
 assets (1) ..................................           1.04%(4)        1.04%       0.98%         0.96%         0.92%         0.92%
Ratio of net investment income
 to average net assets .......................           3.79%(4)        3.60%       3.40%         3.57%         4.17%(2)      5.17%
Portfolio turnover rate ......................              8%(3)          60%         35%           65%          168%          140%

(1) Ratios reflect expenses grossed up for custody credit arrangement. The ratios of expenses to average net assets net of custody credits would not have changed.

(2) As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. The effect of this change for the year ended August 31, 2002 on net investment income and net realized and unrealized gains and losses was less than $.01 per share. The effect of this change was to decrease the ratio of net investment income to average net assets from 4.24% to 4.17%.

(3)   Not annualized.

(4)   Annualized.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
16

                                Value Line U.S. Government Securities Fund, Inc.

--------------------------------------------------------------------------------
















The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Fund voted these proxies during the most recent 12-month period ended June 30 is available through the Fund's website at http://www.vlfunds.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.


--------------------------------------------------------------------------------

Value Line U.S. Government Securities Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION

The business and affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and Officer of the Fund. Each Director serves as a director or trustee of each of the 14 Value Line Funds. Each Director serves until his or her successor is elected and qualified.

                                                                Principal
                                                                Occupation                            Other
                                                  Length of     During the                            Directorships
Name, Address, and Age       Position             Time Served   Past 5 Years                          Held by Director
-----------------------------------------------------------------------------------------------------------------------
Interested Director*
--------------------
Jean Bernhard Buttner        Chairman of the      Since 1983    Chairman, President and Chief         Value Line, Inc.
Age 71                       Board of Directors                 Executive Officer of Value Line,
                             and President                      Inc. (the "Adviser") and Value
                                                                Line Publishing, Inc. Chairman
                                                                and President of each of the 14
                                                                Value Line Funds and Value
                                                                Line Securities, Inc. (the
                                                                "Distributor").
-----------------------------------------------------------------------------------------------------------------------
Non-Interested Directors*
-------------------------
John W. Chandler             Director             Since 1991    Consultant, Academic                  None
18 Victoria Lane                                                Search Consultation Service,
Lanesboro, MA 01237                                             Inc.; Trustee Emeritus and
Age 82                                                          Chairman (1993-1994) of
                                                                the Board of Trustees of Duke
                                                                University; President Emeritus,
                                                                Williams College.
-----------------------------------------------------------------------------------------------------------------------
Frances T. Newton            Director             Since 2000    Customer Support Analyst,             None
4921 Buckingham Drive                                           Duke Power Company.
Charlotte, NC 28209
Age 64
-----------------------------------------------------------------------------------------------------------------------
Francis C. Oakley            Director             Since 2000    Professor of History, Williams        Berkshire Life
54 Scott Hill Road                                              College, 1961 to present. Professor   Insurance
Williamstown, MA 01267                                          Emeritus since 2002; President        Company of
Age 74                                                          Emeritus since 1994 and President,    America
                                                                1985-1994; Chairman (1993-1997)
                                                                and Interim President (2002-2003)
                                                                of the American Council of
                                                                Learned Societies. Trustee since
                                                                1997 and Chairman of the Board
                                                                since 2005, National Humanities
                                                                Center.
-----------------------------------------------------------------------------------------------------------------------
David H. Porter              Director             Since 1997    Visiting Professor of Classics,       None
5 Birch Run Drive                                               Williams College, since 1999;
Saratoga Springs, NY 12866                                      President Emeritus, Skidmore
Age 70                                                          College since 1999 and President,
                                                                1987-1998.


--------------------------------------------------------------------------------
18

                                Value Line U.S. Government Securities Fund, Inc.

Management of the Fund
--------------------------------------------------------------------------------

                                                                  Principal
                                                                  Occupation                           Other
                                                    Length of     During the                           Directorships
Name, Address, and Age       Position               Time Served   Past 5 Years                         Held by Director
-----------------------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director               Since 1983    Chairman, Institute for Political    A. Schulman Inc.
169 Pompano St.                                                   Economy.                             (plastics)
Panama City Beach, FL 32413
Age 67
-----------------------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director               Since 1996    Senior Financial Advisor,            None
1409 Beaumont Drive                                               Veritable L.P. (investment adviser)
Gladwyne, PA 19035                                                since 2004; Senior Financial
Age 57                                                            Advisor, Hawthorn, 2001-2004.
-----------------------------------------------------------------------------------------------------------------------
Officers
--------
Jeffrey Geffen               Vice President         Since 1997    Portfolio Manager with
Age 56                                                            the Adviser.
-----------------------------------------------------------------------------------------------------------------------
Bradley Brooks               Vice President         Since 2001    Portfolio Manager with
Age 43                                                            the Adviser.
-----------------------------------------------------------------------------------------------------------------------
David T. Henigson            Vice President,        Since 1994    Director, Vice President and
Age 47                       Secretary and                        Compliance Officer of the
                             Chief Compliance                     Adviser. Director and Vice
                             Officer                              President of the Distributor. Vice
                                                                  President, Secretary and Chief
                                                                  Compliance Officer of each of
                                                                  the 14 Value Line Funds.
-----------------------------------------------------------------------------------------------------------------------
Stephen R. Anastasio         Treasurer              Since 2005    Controller of the Adviser until
Age 47                                                            2003; Chief Financial Officer of
                                                                  the Adviser 2003-2005; Treasurer
                                                                  of the Adviser since 2005.
                                                                  Treasurer of each of the 14 Value
                                                                  Line Funds.
-----------------------------------------------------------------------------------------------------------------------
Howard A. Brecher            Assistant Secretary/   Since 2005    Director, Vice President and
Age 51                       Assistant Treasurer                  Secretary of the Adviser. Director
                                                                  and Vice President of the
                                                                  Distributor.
-----------------------------------------------------------------------------------------------------------------------

* Mrs. Buttner is an "interested person" as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

--------------------------------------------------------------------------------
The Fund's Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-243-2729.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Value Line U.S. Government Securities Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950 -- The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952 -- Value Line Income and Growth Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979 -- The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- Value Line Centurion Fund* seeks long-term growth of capital.

1984 -- The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- Value Line Aggressive Income Trust seeks to maximize current income.

1987 -- Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The Trust may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- Value Line Strategic Asset Management Trust* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- Value Line Emerging Opportunities Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-243-2729, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.


--------------------------------------------------------------------------------
20

INVESTMENT ADVISER  Value Line, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

DISTRIBUTOR         Value Line Securities, Inc.
                    220 East 42nd Street
                    New York, NY 10017-5891

CUSTODIAN BANK      State Street Bank and Trust Co.
                    225 Franklin Street
                    Boston, MA 02110

SHAREHOLDER         State Street Bank and Trust Co.
SERVICING AGENT     c/o BFDS
                    P.O. Box 219729
                    Kansas City, MO 64121-9729

INDEPENDENT         PricewaterhouseCoopers LLP
REGISTERED PUBLIC   300 Madison Avenue
ACCOUNTING FIRM     New York, NY 10017

LEGAL COUNSEL       Peter D. Lowenstein, Esq.
                    Two Sound View Drive, Suite 100
                    Greenwich, CT 06830

DIRECTORS           Jean Bernhard Buttner
                    John W. Chandler
                    Frances T. Newton
                    Francis C. Oakley
                    David H. Porter
                    Paul Craig Roberts
                    Nancy-Beth Sheerr

OFFICERS            Jean Bernhard Buttner
                    Chairman and President
                    Jeffrey Geffen
                    Vice President
                    Bradley Brooks
                    Vice President
                    David T. Henigson
                    Vice President,
                    Secretary
                    Stephen R. Anastasio
                    Treasurer
                    Howard A. Brecher
                    Assistant Secretary/
                    Assistant Treasurer

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Trust (obtainable from the Distributor).

                                                                         #535784

Item 2.  Code of Ethics

         Not Applicable

Item 3.  Audit Committee Financial Expert.

         Not Applicable

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 11.  Controls and Procedures.

      (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

      (b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

      (a)   Not Applicable

      (b)   (1)   Certification pursuant to Rule 30a-2(a) under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.

            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By       /s/ Jean B. Buttner
         ---------------------------------
         Jean B. Buttner, President

Date:    05/05/2006
         ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer


By:      /s/ Stephen R. Anastasio
         ------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer


Date:    05/05/2006
         ------------------